Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Staples Portfolio
September 30, 2023
VCSP-NPRT3-1123
1.856924.116
Common Stocks - 99.7%
	Shares	Value ($)
Beverages - 35.1%
Brewers - 3.6%
Boston Beer Co., Inc. Class A (a)(b)	24,700	9,621,391
Distillers & Vintners - 3.6%
Brown-Forman Corp. Class B (non-vtg.)	6,600	380,754
Constellation Brands, Inc. Class A (sub. vtg.)	21,016	5,281,951
Diageo PLC	93,085	3,431,869
Duckhorn Portfolio, Inc. (a)	51,600	529,416
		9,623,990
Soft Drinks & Non-alcoholic Beverages - 27.9%
Keurig Dr. Pepper, Inc.	602,873	19,032,701
Monster Beverage Corp.	149,378	7,909,565
PepsiCo, Inc.	51,702	8,760,387
Primo Water Corp.	46,400	640,320
The Coca-Cola Co.	673,538	37,704,657
		74,047,630
TOTAL BEVERAGES		93,293,011
Consumer Staples Distribution & Retail - 11.4%
Consumer Staples Merchandise Retail - 9.2%
BJ's Wholesale Club Holdings, Inc. (a)	66,200	4,724,694
Dollar General Corp.	17,700	1,872,660
Dollar Tree, Inc. (a)	10,400	1,107,080
Target Corp.	48,100	5,318,417
Walmart, Inc.	71,109	11,372,462
		24,395,313
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	16,600	369,184
Food Distributors - 1.9%
Performance Food Group Co. (a)	20,600	1,212,516
Sysco Corp.	40,244	2,658,116
U.S. Foods Holding Corp. (a)	26,542	1,053,717
United Natural Foods, Inc. (a)	3,200	45,248
		4,969,597
Food Retail - 0.2%
Albertsons Companies, Inc.	7,300	166,075
Grocery Outlet Holding Corp. (a)(b)	5,450	157,233
Kroger Co.	5,100	228,225
		551,533
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		30,285,627
Food Products - 14.0%
Agricultural Products & Services - 2.4%
Archer Daniels Midland Co.	33,700	2,541,654
Bunge Ltd.	20,607	2,230,708
Darling Ingredients, Inc. (a)	31,822	1,661,108
Ingredion, Inc.	800	78,720
		6,512,190
Packaged Foods & Meats - 11.6%
Conagra Brands, Inc.	61,459	1,685,206
Freshpet, Inc. (a)(b)	17,100	1,126,548
General Mills, Inc.	30,700	1,964,493
Laird Superfood, Inc. (a)(b)	36,040	37,121
Lamb Weston Holdings, Inc.	7,100	656,466
Mondelez International, Inc.	194,561	13,502,533
Nomad Foods Ltd. (a)	300,341	4,571,190
Pilgrim's Pride Corp. (a)	8,000	182,640
The Hain Celestial Group, Inc. (a)	19,200	199,104
The Hershey Co.	2,200	440,176
The J.M. Smucker Co.	4,300	528,513
The Real Good Food Co., Inc. (a)(b)	10,417	34,897
The Simply Good Foods Co. (a)	32,735	1,130,012
TreeHouse Foods, Inc. (a)	22,016	959,457
Tyson Foods, Inc. Class A	75,034	3,788,467
		30,806,823
TOTAL FOOD PRODUCTS		37,319,013
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	27,700	250,131
Household Products - 22.5%
Household Products - 22.5%
Colgate-Palmolive Co.	66,000	4,693,260
Energizer Holdings, Inc.	213,556	6,842,334
Kimberly-Clark Corp.	63,267	7,645,817
Procter & Gamble Co.	254,075	37,059,380
Reynolds Consumer Products, Inc.	124,306	3,185,963
Spectrum Brands Holdings, Inc.	2,911	228,077
The Clorox Co.	2,826	370,376
		60,025,207
Personal Care Products - 7.4%
Personal Care Products - 7.4%
Edgewell Personal Care Co.	11,100	410,256
Estee Lauder Companies, Inc. Class A	56,545	8,173,580
Herbalife Ltd. (a)(b)	113,209	1,583,794
Kenvue, Inc.	408,900	8,210,712
Olaplex Holdings, Inc. (a)	691,200	1,347,840
		19,726,182
Specialty Retail - 0.7%
Apparel Retail - 0.7%
Aritzia, Inc. (a)	102,100	1,776,273
Tobacco - 8.5%
Tobacco - 8.5%
Altria Group, Inc.	283,004	11,900,318
British American Tobacco PLC (United Kingdom)	8,300	260,968
Philip Morris International, Inc.	112,543	10,419,231
		22,580,517
TOTAL COMMON STOCKS (Cost $222,128,478)		265,255,961

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	42,606	42,615
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,822,082	1,822,265
TOTAL MONEY MARKET FUNDS (Cost $1,864,880)		1,864,880

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $223,993,358)	267,120,841
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,093,929)
NET ASSETS - 100.0%	266,026,912

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,309,323	20,897,045	28,163,753	34,195	-	-	42,615	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,368,228	64,317,745	70,863,708	18,472	-	-	1,822,265	0.0%
Total	15,677,551	85,214,790	99,027,461	52,667	-	-	1,864,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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